DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value and Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Assets	$ 6	$ 18
Liabilities	(6,320)	(1,160)
Modco arrangement | Reinsurance funds withheld
Derivatives, Fair Value [Line Items]
Assets	6	18
Liabilities	0	0
Indexed annuity and variable annuity product | Policyholders’ account balances
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	(6,257)	(1,123)
Funds withheld arrangement | Funds withheld for reinsurance liabilities
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	$ (63)	$ (37)